Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 88,031	$ 91,722
Demand deposits with banks - Interest bearing	839,320	520,048
Cash equivalents - Interest bearing	1,622,719	1,442,113
Cash due from banks	2,550,070	2,053,883
Securities purchased under agreements to resell	142,283	27,341
Short-term investments	1,218,380	52,336
Investment in securities
Equity securities at fair value	7,419	6,495
Fair value	2,220,341	2,182,749
Held-to-maturity (fair value: $2,255,987 (2018: $2,036,214))	2,208,663	2,066,120
Total investment in securities	4,436,423	4,255,364
Loans
Loans	5,166,210	4,068,991
Allowance for credit losses	(23,588)	(25,102)
Loans, net of allowance for credit losses	5,142,622	4,043,889
Premises, equipment and computer software, net of accumulated depreciation	158,233	158,060
Accrued interest	23,560	20,870
Goodwill	24,838	23,991
Other Intangible assets, net	71,665	50,751
Equity method investments	14,480	14,660
Other real estate owned, net	3,842	5,346
Other assets	135,179	66,687
Total assets	13,921,575	10,773,178
Customer deposits
Total deposits	12,441,625	9,452,241
Employee benefit plans	110,347	117,203
Accrued interest	8,363	5,072
Other liabilities	253,997	172,997
Total other liabilities	372,707	295,272
Long-term debt	143,500	143,322
Total liabilities	12,957,832	9,890,835
Commitments, contingencies and guarantees (Note 12)
Shareholders' equity
Common share capital (BMD 0.01 par; authorized voting ordinary shares 2,000,000,000 and non-voting ordinary shares 6,000,000,000) issued and outstanding: 53,005,177 (2018: 55,359,218)	530	554
Additional paid-in capital	1,081,569	1,171,435
Accumulated deficit	(9,237)	(92,676)
Less: treasury common shares, at cost: 619,212 (2018: 1,254,212)	(22,022)	(48,443)
Accumulated other comprehensive loss	(87,097)	(148,527)
Total shareholders’ equity	963,743	882,343
Total liabilities and shareholders’ equity	13,921,575	10,773,178
Customers
Customer deposits
Non-interest bearing	2,229,974	2,111,496
Interest bearing	10,177,892	7,306,923
Total deposits	12,407,866	9,418,419
Banks
Customer deposits
Total deposits	$ 33,759	$ 33,822